PROVISIONS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions	$ 859	$ 1,095	$ 976
Contingent And Deferred Consideration Related To Acquisitions
Disclosure of other provisions [line items]
Other provisions	$ 203	$ 283